UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2009



















                                                                      (Form N-Q)

88397-1109                                   (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GLOBAL OPPORTUNITIES FUND
September 30, 2009 (unaudited)



                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (93.1%)

               COMMON STOCKS (82.2%)

               CONSUMER DISCRETIONARY (8.4%)
               -----------------------------
               ADVERTISING (0.1%)
        9,400  National Cinemedia, Inc.  (a)                                               $          160
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
        6,200  Carter's, Inc.  *(a)                                                                   165
        7,100  Coach, Inc.  (a)                                                                       234
        1,000  Onward Holdings Co. Ltd.  (b)                                                            7
        2,914  Swatch Group Ltd.  (a),(b)                                                             133
        4,400  Warnaco Group, Inc.  *(a)                                                              193
                                                                                          ---------------
                                                                                                      732
                                                                                          ---------------
               APPAREL RETAIL (0.7%)
          500  ABC-MART, Inc.  (b)                                                                     16
        8,800  Collective Brands, Inc.  *(a)                                                          153
        1,200  Fast Retailing Co.  (a),(b)                                                            151
        7,700  Foot Locker, Inc.  (a)                                                                  92
       18,800  Gap, Inc.                                                                              402
        2,248  Hennes & Mauritz AB "B"  (a),(b)                                                       126
        5,100  J. Crew Group, Inc.  *(a)                                                              183
        6,700  Men's Wearhouse, Inc.  (a)                                                             165
        4,700  Ross Stores, Inc.  (a)                                                                 225
        2,500  TJX Companies, Inc.  (a)                                                                93
                                                                                          ---------------
                                                                                                    1,606
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        2,700  Denso Corp.  (a),(b)                                                                    78
          470  Plastic Omnium S.A.  (a),(b)                                                            13
        5,500  Tachi-S Co. Ltd.  (a),(b)                                                               46
        4,000  Toyota Industries Corp.  (a),(b)                                                       109
        4,500  TRW Automotive Holdings Corp.  *(a)                                                     75
                                                                                          ---------------
                                                                                                      321
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.8%)
        3,993  Bayerische Motoren Werke AG  (b)                                                       193
        1,260  Daimler AG  (a),(b)                                                                     63
        1,441  Fiat S.p.A.  *(a),(b)                                                                   19
       21,700  Ford Motor Co.  *(a)                                                                   156
       15,200  Honda Motor Co. Ltd.  (a),(b)                                                          461
        4,000  Mazda Motor Corp.  *(a),(b)                                                              9
       51,000  Mitsubishi Motors Corp.  *(a),(b)                                                       84
       24,100  Nissan Motor Co. Ltd.  *(a),(b)                                                        162
          567  Renault S.A.  *(a),(b)                                                                  26
       14,200  Toyota Motor Corp.  (a),(b)                                                            559
          435  Volkswagen AG  (a),(b)                                                                  71
                                                                                          ---------------
                                                                                                    1,803
                                                                                          ---------------


================================================================================
1   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               AUTOMOTIVE RETAIL (0.1%)
        8,700  AutoNation, Inc.  *(a)                                                      $          157
        1,800  Penske Automotive Group, Inc.  (a)                                                      35
          420  USS Co. Ltd.  (a),(b)                                                                   25
                                                                                          ---------------
                                                                                                      217
                                                                                          ---------------
               BROADCASTING (0.0%)
       18,946  Austereo Group Ltd.  (b)                                                                24
        1,000  Discovery Communications, Inc. "C"  *(a)                                                26
                                                                                          ---------------
                                                                                                       50
                                                                                          ---------------
               CABLE & SATELLITE (1.5%)
       61,000  Comcast Corp. "A"  (a)                                                               1,030
        2,400  Liberty Global, Inc. "A"  *                                                             54
       21,900  Scripps Networks Interactive "A"  (a)                                                  809
        3,323  SES  (a),(b)                                                                            76
       34,077  Time Warner Cable, Inc.  (a)                                                         1,468
                                                                                          ---------------
                                                                                                    3,437
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
        4,400  Bally Technologies, Inc.  *(a)                                                         169
       24,000  Genting International plc  *(b)                                                         19
        1,625  OPAP S.A.  (a),(b)                                                                      42
       12,838  Tabcorp Holdings Ltd.  (a),(b)                                                          81
       36,398  Tatts Group Ltd.  (a),(b)                                                               81
                                                                                          ---------------
                                                                                                      392
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       29,700  Liberty Media Corp. Interactive "A"  *                                                 326
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        3,451  JB Hi-Fi Ltd.  (a),(b)                                                                  60
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.5%)
       17,800  Garmin Ltd.  (a)                                                                       672
        8,300  Matsushita Electric Industrial Co. Ltd.  (a),(b)                                       121
       20,000  Sharp Corp.  (a),(b)                                                                   221
        5,300  Sony Corp.  (a),(b)                                                                    155
                                                                                          ---------------
                                                                                                    1,169
                                                                                          ---------------
               DEPARTMENT STORES (0.3%)
        2,400  J.C. Penney Co., Inc.  (a)                                                              81
        1,600  Kohl's Corp.  *(a)                                                                      91
        6,000  Lifestyle International Holdings, Ltd.  (a),(b)                                          9
        9,200  Macy's, Inc.  (a)                                                                      168
        5,022  Next plc  (a),(b)                                                                      144
        1,678  PPR  (a),(b)                                                                           216
                                                                                          ---------------
                                                                                                      709
                                                                                          ---------------
               DISTRIBUTORS (0.2%)
       13,900  Genuine Parts Co.  (a)                                                                 529
                                                                                          ---------------
               EDUCATION SERVICES (0.3%)
       10,700  Apollo Group, Inc. "A"  *(a)                                                           788
                                                                                          ---------------
               FOOTWEAR (0.0%)
        4,000  Yue Yuen Industrial Holdings, Ltd.  (a),(b)                                             11
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.1%)
        1,100  Dollar Tree, Inc.  *                                                                    54
        4,100  Family Dollar Stores, Inc.  (a)                                                        108
       12,009  Harvey Norman Holding Ltd.  (a),(b)                                                     45
        1,000  Target Corp.  (a)                                                                       47
                                                                                          ---------------
                                                                                                      254
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               HOME FURNISHINGS (0.0%)
          700  Mohawk Industries, Inc.  *(a)                                               $           33
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
       15,300  Home Depot, Inc.  (a)                                                                  408
       44,463  Kingfisher plc  (b)                                                                    151
          700  Lowe's Companies, Inc.  (a)                                                             15
                                                                                          ---------------
                                                                                                      574
                                                                                          ---------------
               HOMEBUILDING (0.1%)
          200  NVR, Inc.  *(a)                                                                        127
        7,300  Ryland Group, Inc.  (a)                                                                154
                                                                                          ---------------
                                                                                                      281
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
        1,300  Nitori Co.  (a),(b)                                                                    111
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
        3,395  Carnival plc  (b)                                                                      116
       14,400  Orient-Express Hotels Ltd. "A"  (a)                                                    166
                                                                                          ---------------
                                                                                                      282
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        4,208  Electrolux AB "B"  *(a),(b)                                                             97
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        4,800  Tupperware Brands Corp.  (a)                                                           192
                                                                                          ---------------
               INTERNET RETAIL (0.3%)
        6,300  Amazon.com, Inc.  *(a)                                                                 588
           31  Rakuten, Inc.  (a),(b)                                                                  21
                                                                                          ---------------
                                                                                                      609
                                                                                          ---------------
               LEISURE FACILITIES (0.1%)
        5,100  Vail Resorts, Inc.  *(a)                                                               171
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        3,800  Polaris Industries, Inc.  (a)                                                          155
          700  Yamaha Corp.  (a),(b)                                                                    8
                                                                                          ---------------
                                                                                                      163
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
        1,800  Marvel Entertainment, Inc.  *(a)                                                        89
       13,366  Time Warner, Inc.  (a)                                                                 385
        7,500  Vivendi S.A.  (a),(b)                                                                  233
                                                                                          ---------------
                                                                                                      707
                                                                                          ---------------
               PUBLISHING (0.1%)
        5,012  Daily Mail and General Trust plc  (a),(b)                                               37
        5,000  Fairfax Media Ltd.  (a),(b)                                                              7
        5,100  Gannett Co., Inc.                                                                       64
        2,227  Pearson plc  (a),(b)                                                                    27
        5,196  Reed Elsevier N.V.  (a),(b)                                                             59
                                                                                          ---------------
                                                                                                      194
                                                                                          ---------------
               RESTAURANTS (0.6%)
        6,100  CEC Entertainment, Inc.  *(a)                                                          158
        7,300  Cheesecake Factory  *(a)                                                               135
       14,400  CKE Restaurants, Inc.  (a)                                                             151
       15,000  McDonald's Corp.  (a)                                                                  856
        9,700  Starbucks Corp.  *                                                                     200
                                                                                          ---------------
                                                                                                    1,500
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
        6,100  Brinks Home Security Holdings, Inc.  *(a)                                              188
                                                                                          ---------------


================================================================================
3   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.6%)
       55,000  Barnes & Noble, Inc.  (a)                                                   $        1,222
        1,100  Signet Jewelers Ltd.                                                                    29
        3,600  Tractor Supply Co.  *(a)                                                               174
                                                                                          ---------------
                                                                                                    1,425
                                                                                          ---------------
               TEXTILES (0.0%)
        2,000  Nisshinbo Industries, Inc.  (a),(b)                                                     21
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
        9,100  Bridgestone Corp.  (a),(b)                                                             162
        3,148  Compagnie Generale des Establissements Michelin  (b)                                   248
        1,200  Sumitomo Rubber Industries, Ltd.  (b)                                                   11
                                                                                          ---------------
                                                                                                      421
                                                                                          ---------------
               Total Consumer Discretionary                                                        19,533
                                                                                          ---------------

               CONSUMER STAPLES (7.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (1.2%)
       79,800  Archer-Daniels-Midland Co.  (a)                                                      2,332
          300  Bunge Ltd.  (a)                                                                         19
       57,200  Golden Agri-Resources Ltd.  *(a),(b)                                                    17
        7,431  Suedzucker AG  (a),(b)                                                                 151
       61,000  Wilmar International Ltd.  (a),(b)                                                     272
                                                                                          ---------------
                                                                                                    2,791
                                                                                          ---------------
               BREWERS (0.3%)
        3,305  Carlsberg A/S  (a),(b)                                                                 241
        3,628  Heineken Holding N.V.  (b)                                                             148
        2,349  Heineken N.V.  (b)                                                                     108
        3,928  InBev N.V.  (a),(b)                                                                    180
        5,000  Kirin Holdings Co. Ltd.  (a),(b)                                                        76
                                                                                          ---------------
                                                                                                      753
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.2%)
       23,405  Diageo plc  (a),(b)                                                                    360
                                                                                          ---------------
               DRUG RETAIL (0.2%)
       12,300  Walgreen Co.  (a)                                                                      461
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.3%)
       21,557  Metcash Ltd.  (a),(b)                                                                   86
       28,700  Sysco Corp.  (a)                                                                       713
                                                                                          ---------------
                                                                                                      799
                                                                                          ---------------
               FOOD RETAIL (0.6%)
        1,657  Casino Guichard-Perrachon S.A.  (a),(b)                                                132
        1,343  Delhaize Group  (a),(b)                                                                 93
        4,800  Ingles Markets, Inc. "A"  (a)                                                           76
        4,868  Koninklijke Ahold  N.V.  (a),(b)                                                        59
       22,500  Kroger Co.  (a)                                                                        464
       13,200  SUPERVALU, Inc.  (a)                                                                   199
       12,028  Tesco plc  (a),(b)                                                                      77
        6,538  William Morrison Supermarket plc  (a),(b)                                               29
        9,905  Woolworths Ltd.  (a),(b)                                                               255
                                                                                          ---------------
                                                                                                    1,384
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.5%)
       44,500  Kimberly-Clark Corp.  (a)                                                            2,624
       11,700  Procter & Gamble Co.  (a)                                                              678
        4,678  Reckitt Benckiser Group plc  (a),(b)                                                   229
                                                                                          ---------------
                                                                                                    3,531
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.7%)
          900  Costco Wholesale Corp.  (a)                                                             51


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       29,700  Wal-Mart Stores, Inc.  (a)                                                 $         1,458
        3,836  Wesfarmers Ltd.  (a),(b)                                                                89
                                                                                          ---------------
                                                                                                    1,598
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.9%)
          800  Associated British Foods plc  (a),(b)                                                   11
       21,200  Campbell Soup Co.  (a)                                                                 691
        9,500  Goodman Fielder Ltd.  (a),(b)                                                           14
        6,900  Kraft Foods, Inc. "A"  (a)                                                             181
           47  Lindt & Spruengli  (a),(b)                                                             114
        3,000  Mitsui Sugar Co., Ltd.  (a),(b)                                                         11
       11,511  Nestle S.A.  (a),(b)                                                                   491
        1,000  Nisshin Seifun Group, Inc.  (a),(b)                                                     14
          300  Nissin Food Products Co. Ltd.  (b)                                                      11
       22,200  Sara Lee Corp.                                                                         247
        2,200  Tyson Foods, Inc. "A"  (a)                                                              28
        4,802  Unilever N.V.  (a),(b)                                                                 139
        4,538  Unilever plc  (a),(b)                                                                  130
                                                                                          ---------------
                                                                                                    2,082
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
          137  L'Oreal S.A.  (b)                                                                       14
       14,600  Mead Johnson Nutrition Co.  (a)                                                        658
                                                                                          ---------------
                                                                                                      672
                                                                                          ---------------
               SOFT DRINKS (0.4%)
       11,283  Coca-Cola Amatil Ltd.  (a),(b)                                                          97
        2,000  Coca-Cola Hellenic Bottling Co., S.A.  (b)                                              53
       11,500  PepsiCo, Inc.  (a)                                                                     675
                                                                                          ---------------
                                                                                                      825
                                                                                          ---------------
               TOBACCO (1.2%)
       14,415  British America Tobacco plc  (a),(b)                                                   453
        4,147  Imperial Tobacco Group plc  (a),(b)                                                    120
           75  Japan Tobacco, Inc.  (b)                                                               256
        6,500  Lorillard, Inc.  (a)                                                                   483
       23,600  Philip Morris International, Inc.  (a)                                               1,150
        5,600  Reynolds American, Inc.  (a)                                                           249
        4,834  Swedish Match  (a),(b)                                                                  97
                                                                                          ---------------
                                                                                                    2,808
                                                                                          ---------------
               Total Consumer Staples                                                              18,064
                                                                                          ---------------

               ENERGY (7.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        5,660  Energy Resources of Australia Ltd.  (a),(b)                                            125
                                                                                          ---------------
               INTEGRATED OIL & GAS (4.0%)
        8,645  BG Group plc  (a),(b)                                                                  150
      109,513  BP plc  (a),(b)                                                                        970
       15,000  Chevron Corp.  (a)                                                                   1,056
       39,700  ConocoPhillips  (a)                                                                  1,793
       10,784  ENI S.p.A.  (a),(b)                                                                    270
       35,100  Exxon Mobil Corp.  (a)                                                               2,408
        4,800  Hess Corp.  (a)                                                                        257
       12,400  Marathon Oil Corp.  (a)                                                                396
        2,700  Murphy Oil Corp.  (a)                                                                  155
        1,200  Occidental Petroleum Corp.  (a)                                                         94
        1,906  OMV AG  (a),(b)                                                                         77
        8,098  Repsol YPF S.A.  (a),(b)                                                               221
       14,812  Royal Dutch Shell plc "A"  (a),(b)                                                     422
       17,304  Royal Dutch Shell plc "B"  (a),(b)                                                     481
          500  Statoil ASA  (a),(b)                                                                    11
        9,255  Total S.A.  (a),(b)                                                                    551
                                                                                          ---------------
                                                                                                    9,312
                                                                                          ---------------


================================================================================
5   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.6%)
        3,300  ENSCO International, Inc.  (a)                                             $           141
       16,800  Patterson-UTI Energy, Inc.  (a)                                                        254
        2,500  Pride International, Inc.  *                                                            76
       37,900  Rowan Companies, Inc.  (a)                                                             874
                                                                                          ---------------
                                                                                                    1,345
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
       22,900  Helix Energy Solutions Group, Inc.  *(a)                                               343
       21,200  Key Energy Services, Inc.  *(a)                                                        184
        3,800  NATCO Group, Inc. "A"  *(a)                                                            168
        2,400  National-Oilwell Varco, Inc.  *(a)                                                     104
       18,700  Oil States International, Inc.  *(a)                                                   657
       11,000  Schlumberger Ltd.  (a)                                                                 656
                                                                                          ---------------
                                                                                                    2,112
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.4%)
       11,500  Anadarko Petroleum Corp.  (a)                                                          721
        4,400  Arena Resources, Inc.  *(a)                                                            156
       21,500  Devon Energy Corp.  (a)                                                              1,448
        7,700  Encore Acquisition Co.  *(a)                                                           288
       35,600  Gran Tierra Energy, Inc.  *(a)                                                         148
           10  INPEX Holdings, Inc.  (b)                                                               85
       11,900  Mariner Energy, Inc.  *(a)                                                             169
       16,700  Rosetta Resources, Inc.  *(a)                                                          245
        3,000  St. Mary Land & Exploration Co.  (a)                                                    97
          604  Woodside Petroleum Ltd.  (a),(b)                                                        28
                                                                                          ---------------
                                                                                                    3,385
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       50,000  Nippon Oil Corp.  (a),(b)                                                              279
        3,300  World Fuel Services Corp.  (a)                                                         158
                                                                                          ---------------
                                                                                                      437
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
        8,500  El Paso Corp.  (a)                                                                      88
        4,900  Nordic American Tanker Shipping Ltd.  (a)                                              145
        2,700  Teekay Corp.  (a)                                                                       59
        5,400  Williams Companies, Inc.  (a)                                                           96
                                                                                          ---------------
                                                                                                      388
                                                                                          ---------------
               Total Energy                                                                        17,104
                                                                                          ---------------

               FINANCIALS (16.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
       10,435  3i Group plc  (b)                                                                       48
       21,400  Apollo Investment Corp.  (a)                                                           204
       16,400  Ares Capital Corp.  (a)                                                                181
       21,300  Bank of New York Mellon Corp.  (a)                                                     618
          200  BlackRock, Inc. "A"  (a)                                                                43
        7,200  Franklin Resources, Inc.  (a)                                                          724
       17,700  Invesco Ltd. ADR  (a)                                                                  403
          508  Julius Baer Holding AG "B"  (a),(b)                                                     26
          800  State Street Corp.  (a)                                                                 42
                                                                                          ---------------
                                                                                                    2,289
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
        6,200  AmeriCredit Corp.  *(a)                                                                 98
       25,300  Capital One Financial Corp.  (a)                                                       904
       24,500  Discover Financial Services  (a)                                                       397
                                                                                          ---------------
                                                                                                    1,399
                                                                                          ---------------
               DIVERSIFIED BANKS (4.0%)
        7,426  Australia and New Zealand Banking Group Ltd.  (a),(b)                                  159


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       64,055  Banca Intesa S.p.A.  *(a),(b)                                              $           284
       26,732  Banco Bilbao Vizcaya Argentaria S.A.  (a),(b)                                          476
      165,892  Banco Comercial Portugues, S.A.  (a),(b)                                               246
       16,998  Banco Espirito Santo S.A.  (a),(b)                                                     121
       12,093  Banco Popular Espanol S.A.  (a),(b)                                                    121
       44,198  Banco Santander S.A.  (a),(b)                                                          714
       79,552  Barclays plc  *(a),(b)                                                                 470
        3,489  BNP Paribas S.A.  (a),(b)                                                              279
       15,000  BOC Hong Kong Holdings Ltd.  (a),(b)                                                    33
        4,567  Commonwealth Bank of Australia  (a),(b)                                                208
        8,035  Danske Bank A/S  *(a),(b)                                                              211
       21,700  DBS Group Holdings Ltd.  (a),(b)                                                       203
       25,959  Dexia  *(a),(b)                                                                        239
       12,400  DnB NOR ASA  *(a),(b)                                                                  144
        3,628  Erste Bank der Oesterreichischen Sparkassen AG  (a),(b)                                162
        4,900  Hang Seng Bank  (a),(b)                                                                 70
       74,073  HSBC Holdings plc  (a),(b)                                                             848
       41,872  Intesa Sanpaolo  (a),(b)                                                               149
        2,031  KBC Groep N.V.  *(b)                                                                   102
       89,293  Lloyds TSB Group plc  *(a),(b)                                                         148
       35,700  Mitsubishi UFJ Financial Group, Inc.  (a),(b)                                          191
        5,778  National Australia Bank Ltd.  (a),(b)                                                  156
        5,027  National Bank of Greece S.A.  *(b)                                                     182
        8,000  Overseas Chinese Town Asia Holdings Ltd.  (a),(b)                                       44
        4,143  Societe Generale  (a),(b)                                                              334
        3,357  Standard Chartered plc  (a),(b)                                                         83
        3,900  Sumitomo Mitsui Financial Group, Inc.  (a),(b)                                         135
        4,903  Svenska Handelsbanken AB "A"  (a),(b)                                                  125
       23,300  U.S. Bancorp  (a)                                                                      509
       67,614  UniCredito Italiano S.p.A.  *(a),(b)                                                   265
        6,000  United Overseas Bank Ltd.  (a),(b)                                                      71
       59,500  Wells Fargo & Co.  (a)                                                               1,677
        6,421  Westpac Banking Corp.  (a),(b)                                                         148
                                                                                          ---------------
                                                                                                    9,307
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
       10,195  Credit Suisse Group  (a),(b)                                                           568
        4,980  Deutsche Bank AG  (a),(b)                                                              382
        4,472  UBS AG  *(a),(b)                                                                        82
                                                                                          ---------------
                                                                                                    1,032
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
       24,000  Hang Lung Properties Ltd.  (a),(b)                                                      88
        2,000  Henderson Land Development Co. Ltd.  (a),(b)                                            13
       47,000  New World Development Ltd.  (a),(b)                                                     99
       12,000  Sun Hung Kai Properties Ltd.  (a),(b)                                                  176
        7,000  Swire Pacific Ltd.  (a),(b)                                                             82
        4,000  UOL Group Ltd.  (a),(b)                                                                 10
       19,000  Wharf (Holdings) Ltd.  (a),(b)                                                         100
       21,000  Wheelock & Co. Ltd.  (a),(b)                                                            69
                                                                                          ---------------
                                                                                                      637
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
        5,000  Aon Corp.  (a)                                                                         203
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.3%)
       42,000  Daiwa Securities Group, Inc.  (a),(b)                                                  216
        8,800  Goldman Sachs Group, Inc.  (a)                                                       1,622
        4,600  KBW, Inc.  *(a)                                                                        148
        5,794  Marfin Investment Group S.A.  *(a),(b)                                                  25
           71  Mediobanca S.p.A.  (a),(b)                                                               1
       26,000  Morgan Stanley  (a)                                                                    803
       22,800  Nomura Holdings, Inc.  (a),(b)                                                         140


================================================================================
7   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        3,100  Piper Jaffray Co., Inc.  *(a)                                              $           148
                                                                                          ---------------
                                                                                                    3,103
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.9%)
        5,743  AMP Ltd.  (b)                                                                           33
          906  CNP Assurances  (a),(b)                                                                 92
        8,200  Delphi Financial Group, Inc. "A"  (a)                                                  186
      219,628  Legal & General Group plc  (a),(b)                                                     308
        9,100  MetLife, Inc.  (a)                                                                     346
      144,774  Old Mutual plc  (a),(b)                                                                232
        7,600  Protective Life Corp.                                                                  163
       11,600  Prudential Financial, Inc.  (a)                                                        579
       13,273  Prudential plc  (a),(b)                                                                128
                                                                                          ---------------
                                                                                                    2,067
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
        1,157  Allianz Holding AG  (a),(b)                                                            145
        3,400  Assurant, Inc.  (a)                                                                    109
       38,811  Aviva plc  (a),(b)                                                                     278
          652  AXA S.A.  (a),(b)                                                                       18
          654  Generali Deutschland Holding AG  (a),(b)                                                61
          900  Hartford Financial Services Group, Inc.                                                 24
       12,800  Horace Mann Educators Corp.  (a)                                                       179
          235  Topdanmark A/S  *(b)                                                                    35
        1,804  Zurich Financial Services AG  (a),(b)                                                  430
                                                                                          ---------------
                                                                                                    1,279
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
        1,984  Compagnie Nationale a Portefeuille  (a),(b)                                            108
        1,017  Groupe Bruxelles Lambert S.A.  (a),(b)                                                  94
                                                                                          ---------------
                                                                                                      202
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
      117,600  Bank of America Corp.  (a)                                                           1,990
      143,400  Citigroup, Inc.  (a)                                                                   694
       16,097  ING Groep N.V.  *(a),(b)                                                               288
       28,400  JPMorgan Chase & Co.  (a)                                                            1,244
        2,028  OKO Bank plc "A"  (a),(b)                                                               23
                                                                                          ---------------
                                                                                                    4,239
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
       18,600  Allstate Corp.  (a)                                                                    570
        4,700  Argo Group International Holdings Ltd.  *(a)                                           158
        7,300  Chubb Corp.  (a)                                                                       368
        1,900  CNA Financial Corp.  *(a)                                                               46
        3,100  Hanover Insurance Group, Inc.                                                          128
       11,000  Meadowbrook Insurance Group, Inc.  (a)                                                  81
       14,500  Progressive Corp.  *(a)                                                                241
        2,457  QBE Insurance Group Ltd.  (a),(b)                                                       52
       11,525  Suncorp Metway  (a),(b)                                                                 90
          200  White Mountains Insurance Group Ltd.  (a)                                               61
                                                                                          ---------------
                                                                                                    1,795
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.1%)
        8,000  Cheung Kong Holdings Ltd.  (a),(b)                                                     101
                                                                                          ---------------
               REAL ESTATE OPERATING COMPANIES (0.0%)
       19,366  Citycon Oyj  (a),(b)                                                                    82
                                                                                          ---------------
               REGIONAL BANKS (1.1%)
       11,005  Bendigo Bank Ltd.  (a),(b)                                                              91
        6,700  Capital City Bank Group, Inc.  (a)                                                      95
        2,000  Chiba Bank Ltd.  (a),(b)                                                                12
       12,700  Commerce Bancshares, Inc.  (a)                                                         473
        5,500  Community Trust Bancorp, Inc.  (a)                                                     144
       25,000  Fukuoka Financial Group, Inc.  (a),(b)                                                 103


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       13,300  Fulton Financial Corp.                                                      $           98
        7,500  Guaranty Bancorp  *(a)                                                                  11
        4,000  Hachijuni Bank Ltd.  (a),(b)                                                            22
       22,000  Hokuhoku Financial Group, Inc.  (b)                                                     51
       11,400  Huntington Bancshares, Inc.  (a)                                                        54
        6,300  Independent Bank Corp.  (a)                                                            139
       12,300  KeyCorp  (a)                                                                            80
        7,400  Marshall & Ilsley Corp.  (a)                                                            60
       37,200  Regions Financial Corp.  (a)                                                           231
        1,700  Resona Holdings, Inc.  (a),(b)                                                          22
       11,400  Sapporo Hokuyo Holdings, Inc.  (b)                                                      40
       11,000  Shinsei Bank Ltd.  *(a),(b)                                                             17
       11,300  StellarOne Corp.  (a)                                                                  167
       20,600  Sterling Bancshares, Inc.  (a)                                                         151
        7,800  SunTrust Banks, Inc.  (a)                                                              176
        5,000  Suruga Bank Ltd.  (b)                                                                   47
        8,500  Texas Capital Bancshares, Inc.  *(a)                                                   143
       18,500  Umpqua Holdings Corp.  (a)                                                             196
                                                                                          ---------------
                                                                                                    2,623
                                                                                          ---------------
               REINSURANCE (0.9%)
       14,000  Endurance Specialty Holdings Ltd.  (a)                                                 511
        7,300  Greenlight Capital Re Ltd. "A"  *(a)                                                   137
        5,249  Hannover Rueckversicherungs  *(a),(b)                                                  241
       10,700  Montpelier Re Holdings Ltd.  (a)                                                       175
        1,030  Muenchener Rueckversicherungs-Gesellschaft AG  (a),(b)                                 164
        5,900  Odyssey Re Holdings Corp.  (a)                                                         382
        1,800  PartnerRe Ltd.                                                                         139
          800  Reinsurance Group of America, Inc. "A"  (a)                                             36
        5,425  SCOR SE  (a),(b)                                                                       148
          706  Swiss Re  (a),(b)                                                                       32
        2,400  Transatlantic Holdings, Inc.  (a)                                                      120
                                                                                          ---------------
                                                                                                    2,085
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       37,000  BGP Holdings plc  *(c)                                                                   --
       14,200  CapLease, Inc.  (a)                                                                     57
          603  Gecina S.A.  (a),(b)                                                                    72
       37,000  GPT Group  (a),(b)                                                                      22
        5,700  Stockland  (a),(b)                                                                      21
        2,251  Vornado Realty Trust  (a)                                                              145
                                                                                          ---------------
                                                                                                      317
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
          200  AMB Property Corp.  (a)                                                                  5
       33,700  DCT Industrial Trust, Inc.  (a)                                                        172
       13,000  First Potomac Realty Trust  (a)                                                        150
       22,900  Monmouth Real Estate Investment Corp. "A"  (a)                                         159
        1,600  ProLogis  (a)                                                                           19
                                                                                          ---------------
                                                                                                      505
                                                                                          ---------------
               REITS - MORTGAGE (0.1%)
       12,000  Annaly Capital Management, Inc.  (a)                                                   218
                                                                                          ---------------
               REITS - OFFICE (0.3%)
        2,300  Boston Properties, Inc.  (a)                                                           151
        3,100  Digital Realty Trust, Inc.  (a)                                                        142
       11,200  Parkway Properties, Inc.  (a)                                                          221
          792  Societe de la Tour Eiffel  (a),(b)                                                      53
        3,396  Vastned Offices/ Industrial N.V.  (a),(b)                                               60
                                                                                          ---------------
                                                                                                      627
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
        1,115  AvalonBay Communities, Inc.  (a)                                                        81
          600  Camden Property Trust  (a)                                                              24


================================================================================
9   |  USAA Global Opportunities Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        4,000  Equity Residential Properties Trust  (a)                                    $          123
       10,700  Sun Communities, Inc.  (a)                                                             230
                                                                                          ---------------
                                                                                                      458
                                                                                          ---------------
               REITS - RETAIL (0.3%)
          200  Federal Realty Investment Trust  (a)                                                    12
        1,600  Kimco Realty Corp.  (a)                                                                 21
        1,100  Regency Centers Corp.  (a)                                                              41
        3,873  Simon Property Group, Inc.  (a)                                                        269
          835  Unibail-Rodamco  (a),(b)                                                               174
        9,700  Urstadt Biddle Properties, Inc. "A"  (a)                                               141
        2,300  Westfield Group  (a),(b)                                                                28
                                                                                          ---------------
                                                                                                      686
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
       19,300  DiamondRock Hospitality Co.  *(a)                                                      156
       14,900  Extra Space Storage, Inc.  (a)                                                         157
        1,300  HCP, Inc.  (a)                                                                          38
        4,400  Host Hotels & Resorts, Inc.  (a)                                                        52
       19,600  Medical Properties Trust, Inc.  (a)                                                    153
        1,100  Public Storage  (a)                                                                     83
        2,100  Rayonier, Inc.  (a)                                                                     86
        1,700  Universal Health Realty Income Trust  (a)                                               55
                                                                                          ---------------
                                                                                                      780
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
          500  CME Group, Inc.  (a)                                                                   154
          253  Deutsche Boerse AG  (a),(b)                                                             21
        7,800  Hong Kong Exchanges & Clearing Ltd.  (a),(b)                                           140
        7,640  Mitsubishi UFJ Lease & Finance Co., Ltd.  (b)                                          229
                                                                                          ---------------
                                                                                                      544
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
        1,700  First Niagara Financial Group, Inc.                                                     21
       14,300  Provident Financial Services, Inc.  (a)                                                147
       19,100  Provident New York Bancorp  (a)                                                        182
       23,500  TrustCo Bank Corp. NY  (a)                                                             147
                                                                                          ---------------
                                                                                                      497
                                                                                          ---------------
               Total Financials                                                                    37,075
                                                                                          ---------------

               HEALTH CARE (9.9%)
               ------------------
               BIOTECHNOLOGY (1.3%)
          981  Actelion Ltd.  *(a),(b)                                                                 61
        5,500  Alnylam Pharmaceuticals, Inc.  *(a)                                                    125
       15,000  Amgen, Inc.  *(a)                                                                      903
        7,500  Cubist Pharmaceuticals, Inc.  *(a)                                                     151
       24,800  Enzon Pharmaceuticals, Inc.  *(a)                                                      205
       25,700  Gilead Sciences, Inc.  *(a)                                                          1,197
        8,400  Isis Pharmaceuticals, Inc.  *(a)                                                       122
        4,900  Onyx Pharmaceuticals, Inc.  *(a)                                                       147
        7,500  Regeneron Pharmaceuticals, Inc.  *(a)                                                  145
                                                                                          ---------------
                                                                                                    3,056
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (1.1%)
       43,800  AmerisourceBergen Corp.  (a)                                                           980
       27,400  McKesson Corp.  (a)                                                                  1,632
                                                                                          ---------------
                                                                                                    2,612
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.7%)
        7,600  American Medical Systems Holdings, Inc.  *(a)                                          129
        9,800  AngioDynamics, Inc.  *(a)                                                              135
        5,100  Baxter International, Inc.  (a)                                                        291
          900  Becton, Dickinson and Co.  (a)                                                          63
        7,100  Conceptus, Inc.  *(a)                                                                  132


================================================================================
                                                Portfolio of Investments  |   10

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        7,500  Cyberonics, Inc.  *(a)                                                      $          119
       11,800  ev3, Inc.  *(a)                                                                        145
        3,100  NuVasive, Inc.  *(a)                                                                   129
          946  Synthes, Inc.  (a),(b)                                                                 114
        1,900  Terumo Corp.  (a),(b)                                                                  104
        1,096  William Demant Holding A/S  *(a),(b)                                                    82
        6,700  ZOLL Medical Corp.  *(a)                                                               144
                                                                                          ---------------
                                                                                                    1,587
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
        6,200  Psychiatric Solutions, Inc.  *(a)                                                      166
                                                                                          ---------------
               HEALTH CARE SERVICES (0.6%)
       24,800  Medco Health Solutions, Inc.  *(a)                                                   1,372
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
          757  Essilor International S.A.  (a),(b)                                                     43
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
        7,100  Eclipsys Corp.  *(a)                                                                   137
        8,800  Phase Forward, Inc.  *(a)                                                              124
                                                                                          ---------------
                                                                                                      261
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        7,100  Luminex Corp.  *(a)                                                                    121
        8,700  Parexel International Corp.  *(a)                                                      118
                                                                                          ---------------
                                                                                                      239
                                                                                          ---------------
               MANAGED HEALTH CARE (1.1%)
       12,200  Aetna, Inc.  (a)                                                                       340
        7,300  Centene Corp.  *(a)                                                                    138
       74,100  Coventry Health Care, Inc.  *(a)                                                     1,479
        3,800  Humana, Inc.  *(a)                                                                     142
       12,600  UnitedHealth Group, Inc.  (a)                                                          315
        2,600  WellPoint, Inc.  *                                                                     123
                                                                                          ---------------
                                                                                                    2,537
                                                                                          ---------------
               PHARMACEUTICALS (4.8%)
       21,600  Abbott Laboratories  (a)                                                             1,069
        2,300  Allergan, Inc.  (a)                                                                    131
        1,100  Astellas Pharma, Inc.  (a),(b)                                                          45
       11,466  AstraZeneca plc  (a),(b)                                                               514
        4,200  Auxilium Pharmaceuticals, Inc.  *(a)                                                   144
        4,483  Bayer AG  (a),(b)                                                                      311
       10,300  Bristol-Myers Squibb Co.  (a)                                                          232
          600  Eisai Co. Ltd.  (a),(b)                                                                 22
       61,400  Eli Lilly and Co.  (a)                                                               2,028
       24,696  GlaxoSmithKline plc  (a),(b)                                                           486
       30,500  Johnson & Johnson  (a)                                                               1,857
        8,400  Medicis Pharmaceutical Corp. "A"  (a)                                                  179
       13,405  Novartis AG  (a),(b)                                                                   673
        3,244  Novo Nordisk A/S  (a),(b)                                                              204
       97,300  Pfizer, Inc.  (a)                                                                    1,610
        3,384  Roche Holdings AG  (a),(b)                                                             548
        8,626  Sanofi-Aventis S.A.  (a),(b)                                                           633
          300  Santen Pharm Co.  (a),(b)                                                               11
        7,800  Takeda Pharmaceutical Co. Ltd.  (a),(b)                                                325
                                                                                          ---------------
                                                                                                   11,022
                                                                                          ---------------
               Total Health Care                                                                   22,895
                                                                                          ---------------

               INDUSTRIALS (9.0%)
               ------------------
               AEROSPACE & DEFENSE (2.2%)
        7,491  BAE Systems plc  (a),(b)                                                                42
        8,392  European Aeronautic Defense and Space Co. N.V.  (a),(b)                                188
          600  General Dynamics Corp.  (a)                                                             39


================================================================================
11   |  USAA Global Opportunities Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        3,700  HEICO Corp.  (a)                                                            $          160
       13,600  Hexcel Corp.  *(a)                                                                     156
        7,800  ITT Corp.  (a)                                                                         407
        4,900  Lockheed Martin Corp.  (a)                                                             383
       42,600  Northrop Grumman Corp.  (a)                                                          2,204
       12,300  Raytheon Co.  (a)                                                                      590
        8,748  Rolls-Royce Group plc  *(b)                                                             66
        7,911  Safran S.A.  (a),(b)                                                                   148
       10,900  United Technologies Corp.  (a)                                                         664
                                                                                          ---------------
                                                                                                    5,047
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
        2,900  FedEx Corp.                                                                            218
        9,700  United Parcel Service, Inc. "B"  (a)                                                   548
        6,000  Yamato Holdings Co. Ltd.  (a),(b)                                                       98
                                                                                          ---------------
                                                                                                      864
                                                                                          ---------------
               AIRLINES (0.0%)
       42,959  Qantas Airways Ltd.  (b)                                                               108
                                                                                          ---------------
               BUILDING PRODUCTS (0.3%)
        7,400  Armstrong World Industries, Inc.  *(a)                                                 255
       28,000  Asahi Glass Co. Ltd.  (a),(b)                                                          224
       13,100  Insteel Industries, Inc.  (a)                                                          157
       11,800  Quanex Building Products Corp.  (a)                                                    169
                                                                                          ---------------
                                                                                                      805
                                                                                          ---------------
               COMMERCIAL PRINTING (0.4%)
        1,000  Dai Nippon Printing Co. Ltd.  (a),(b)                                                   14
       46,300  R.R. Donnelley & Sons Co.  (a)                                                         984
        6,000  Toppan Printing Co. Ltd.  (a),(b)                                                       57
                                                                                          ---------------
                                                                                                    1,055
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
        4,148  Balfour Beatty plc  (a),(b)                                                             21
        2,209  Bouygues S.A.  (a),(b)                                                                 113
        6,100  EMCOR Group, Inc.  *(a)                                                                155
        1,200  Fluor Corp.  (a)                                                                        61
        7,100  KBR, Inc.                                                                              165
        6,300  Shaw Group, Inc.  *(a)                                                                 202
        7,700  URS Corp.  *(a)                                                                        336
                                                                                          ---------------
                                                                                                    1,053
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
        5,000  Daihatsu Diesel Manufacturing Co., Ltd.  (a),(b)                                        25
        4,000  Mitsui Engineering & Shipbuilding Co., Ltd.  (a),(b)                                    10
        2,200  Oshkosh Corp.                                                                           68
        5,000  SembCorp Marine Ltd.  (a),(b)                                                           11
       16,100  Trinity Industries, Inc.  (a)                                                          277
                                                                                          ---------------
                                                                                                      391
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.2%)
       28,301  Brambles Ltd.  (a),(b)                                                                 201
       19,346  Cape plc  *(a),(b)                                                                      80
        5,700  G & K Services, Inc. "A"  (a)                                                          126
        8,300  Mobile Mini, Inc.  *(a)                                                                144
                                                                                          ---------------
                                                                                                      551
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
        5,500  Baldor Electric Co.  (a)                                                               150
        5,400  Brady Corp. "A"  (a)                                                                   155
       11,100  GrafTech International Ltd.  *(a)                                                      163
        1,169  Schneider Electric S.A.  (a),(b)                                                       119
       14,500  Sumitomo Electric Industries Ltd.  (a),(b)                                             188
                                                                                          ---------------
                                                                                                      775
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
        3,911  ABB Ltd.  *(a),(b)                                                         $            79
        2,975  Alstom S.A.  (a),(b)                                                                   218
       34,000  Mitsubishi Electric Corp.  *(a),(b)                                                    255
          100  Vestas Wind Systems A/S  *(a),(b)                                                        7
                                                                                          ---------------
                                                                                                      559
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.2%)
        5,359  Atlantia S.p.A.  (a),(b)                                                               130
      147,976  Macquarie Infrastructure Group  (a),(b)                                                192
          808  Societe des Autoroutes Paris-Rhin-Rhone  (a),(b)                                        62
                                                                                          ---------------
                                                                                                      384
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
        8,600  3M Co.  (a)                                                                            635
       36,100  Carlisle Companies, Inc.  (a)                                                        1,224
       24,000  Fraser & Neave Ltd.  (a),(b)                                                            67
      102,700  General Electric Co.  (a)                                                            1,686
       11,000  Hutchison Whampoa Ltd.  (a),(b)                                                         79
        3,200  Jardine Matheson Holdings Ltd.  (a),(b)                                                 97
        1,794  Siemens AG  (a),(b)                                                                    166
                                                                                          ---------------
                                                                                                    3,954
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.9%)
        7,000  Amada Co. Ltd.  (b)                                                                     47
        4,870  Atlas Copco AB  (a),(b)                                                                 63
        5,500  CIRCOR International, Inc.  (a)                                                        155
        4,300  CLARCOR, Inc.  (a)                                                                     135
        2,200  Danaher Corp.  (a)                                                                     148
        3,800  Kaydon Corp.  (a)                                                                      123
        7,212  Kone Oyj "B"  (a),(b)                                                                  265
        1,300  Lincoln Electric Holdings, Inc.  (a)                                                    62
        6,500  Mueller Industries, Inc.  (a)                                                          155
        3,500  Nordson Corp.  (a)                                                                     196
        1,400  SPX Corp.  (a)                                                                          86
       14,200  Timken Co.  (a)                                                                        333
        5,541  Wartsila Corp. OYJ "B"  (a),(b)                                                        223
                                                                                          ---------------
                                                                                                    1,991
                                                                                          ---------------
               MARINE (0.1%)
        2,000  Kirby Corp.  *(a)                                                                       74
        1,014  Kuehne & Nagel International AG  (a),(b)                                                88
        3,751  Mermaid Marine Australia Ltd.  (a),(b)                                                   9
                                                                                          ---------------
                                                                                                      171
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.1%)
       21,000  Kamigumi Co. Ltd.  (a),(b)                                                             170
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
        3,604  Corp. Express Australia Ltd.  (a),(b)                                                   13
        9,300  Herman Miller, Inc.  (a)                                                               157
                                                                                          ---------------
                                                                                                      170
                                                                                          ---------------
               RAILROADS (0.1%)
       11,574  Asciano Group  *(a),(b)                                                                 17
            6  Central Japan Railway Co.  (a),(b)                                                      43
        2,000  CSX Corp.  (a)                                                                          84
        3,734  National Express Group plc  (b)                                                         28
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
        3,000  CoStar Group, Inc.  *(a)                                                               124
        7,838  Experian plc  (a),(b)                                                                   66
                                                                                          ---------------
                                                                                                      190
                                                                                          ---------------


================================================================================
13   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               SECURITY & ALARM SERVICES (0.2%)
        7,300  GEO Group, Inc.  *(a)                                                      $           147
        4,900  Secom Co., Ltd.  (a),(b)                                                               246
                                                                                          ---------------
                                                                                                      393
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
        6,000  Applied Industrial Technologies, Inc.  (a)                                             127
       26,000  Itochu Corp.  (a),(b)                                                                  171
       13,000  Marubeni Corp.  (a),(b)                                                                 65
       11,500  Mitsubishi Corp.  (a),(b)                                                              231
       15,600  Mitsui & Co. Ltd.  (a),(b)                                                             203
       12,400  Rush Enterprises, Inc. "A"  *(a)                                                       160
       19,500  Sumitomo Corp.  (a),(b)                                                                199
                                                                                          ---------------
                                                                                                    1,156
                                                                                          ---------------
               TRUCKING (0.4%)
        5,100  Arkansas Best Corp.  (a)                                                               153
        6,000  ComfortDelGro Corp. Ltd.  (a),(b)                                                        7
       10,200  Con-Way, Inc.  (a)                                                                     391
          900  FirstGroup plc  (a),(b)                                                                  6
       11,100  Ryder System, Inc.  (a)                                                                433
                                                                                          ---------------
                                                                                                      990
                                                                                          ---------------
               Total Industrials                                                                   20,949
                                                                                          ---------------

               INFORMATION TECHNOLOGY (12.6%)
               ------------------------------
               APPLICATION SOFTWARE (0.5%)
        7,500  Informatica Corp.  *(a)                                                                169
       25,200  Lawson Software, Inc.  *(a)                                                            157
       11,100  Parametric Technology Corp.  *(a)                                                      153
        1,386  SAP AG  (a),(b)                                                                         68
        5,900  Solera Holdings, Inc.  (a)                                                             184
       19,400  TIBCO Software, Inc.  *(a)                                                             184
       14,200  TiVo, Inc.  *(a)                                                                       147
                                                                                          ---------------
                                                                                                    1,062
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.5%)
       28,000  3Com Corp.  *(a)                                                                       146
       10,200  ARRIS Group, Inc.  *(a)                                                                133
        3,000  Bel Fuse, Inc. "B"  (a)                                                                 57
       42,600  Cisco Systems, Inc.  *(a)                                                            1,003
       11,000  Harris Corp.  (a)                                                                      414
       15,000  Japan Radio Co., Ltd.  (b)                                                              38
        5,369  Nokia Oyj  (a)                                                                          79
        7,100  Polycom, Inc.  *(a)                                                                    190
       20,800  QUALCOMM, Inc.  (a)                                                                    935
        5,200  Riverbed Technology, Inc.  *(a)                                                        114
       37,100  Sycamore Networks, Inc.  *(a)                                                          112
        9,900  Tekelec  *(a)                                                                          163
                                                                                          ---------------
                                                                                                    3,384
                                                                                          ---------------
               COMPUTER HARDWARE (2.1%)
       10,600  Apple, Inc.  *(a)                                                                    1,965
       39,000  Fujitsu Ltd.  (a),(b)                                                                  252
       12,300  Hewlett-Packard Co.  (a)                                                               581
       15,000  International Business Machines Corp.  (a)                                           1,794
        8,100  Palm, Inc.  *(a)                                                                       141
        6,200  Teradata Corp.  *(a)                                                                   171
        9,000  Toshiba Corp.  *(a),(b)                                                                 47
                                                                                          ---------------
                                                                                                    4,951
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
       10,600  Electronics for Imaging, Inc.  *(a)                                                    119
        1,200  Seiko Epson Corp.  (a),(b)                                                              18



================================================================================
                                                Portfolio of Investments  |   14

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       17,300  Western Digital Corp.  *(a)                                                $           632
                                                                                          ---------------
                                                                                                      769
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       10,500  Automatic Data Processing, Inc.  (a)                                                   413
       11,731  Computershare Ltd.  (a),(b)                                                            115
       32,300  Convergys Corp.  *(a)                                                                  321
       11,600  CSG Systems International, Inc.  *(a)                                                  186
        6,600  Euronet Worldwide, Inc.  *(a)                                                          158
       16,400  Fidelity National Information Services, Inc.  (a)                                      418
        4,400  Wright Express Corp.  *(a)                                                             130
                                                                                          ---------------
                                                                                                    1,741
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.5%)
        7,300  AVX Corp.                                                                               87
        1,600  Kyocera Corp.  (a),(b)                                                                 147
        5,400  Littelfuse, Inc.  *(a)                                                                 142
          900  Mabuchi Motor Co.  (a),(b)                                                              46
        1,700  Mitsumi Electric Co. Ltd.  (a),(b)                                                      37
        3,000  Murata Manufacturing Co., Ltd.  (a),(b)                                                141
        3,700  Nidec Corp.  (a),(b)                                                                   300
       17,000  Nippon Electric Glass Co. Ltd.  (a),(b)                                                154
       16,300  Vishay Intertechnology, Inc.  *(a)                                                     129
                                                                                          ---------------
                                                                                                    1,183
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
        8,300  Checkpoint Systems, Inc.  *(a)                                                         137
        8,200  Cognex Corp.  (a)                                                                      134
        6,400  Coherent, Inc.  *(a)                                                                   149
       11,800  Electro Scientific Industries, Inc.  *(a)                                              158
        6,200  Rofin-Sinar Technologies, Inc.  *(a)                                                   142
                                                                                          ---------------
                                                                                                      720
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
       12,100  Jabil Circuit, Inc.  (a)                                                               162
        5,600  Plexus Corp.  *(a)                                                                     148
                                                                                          ---------------
                                                                                                      310
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
          900  Nintendo Co. Ltd.  (a),(b)                                                             230
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (1.0%)
        8,200  Dealertrack Holdings, Inc.  *(a)                                                       155
        3,500  Digital River, Inc.  *(a)                                                              141
          500  eBay, Inc.  *(a)                                                                        12
        2,600  Google, Inc. "A"  *(a)                                                               1,289
        1,200  Sohu.com, Inc.  *(a)                                                                    82
        8,324  United Internet AG  *(a),(b)                                                           126
       12,300  ValueClick, Inc.  *(a)                                                                 162
        2,200  VeriSign, Inc.  *(a)                                                                    52
        3,500  VistaPrint N.V.  *                                                                     178
          351  Yahoo Japan Corp.  (a),(b)                                                             119
        1,900  Yahoo!, Inc.  *(a)                                                                      34
                                                                                          ---------------
                                                                                                    2,350
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.8%)
        2,000  Amdocs Ltd.  *                                                                          54
        5,300  Cognizant Technology Solutions Corp. "A"  *(a)                                         205
        9,300  Gartner, Inc.  *(a)                                                                    170
       15,700  MPS Group, Inc.  *(a)                                                                  165
          550  OBIC Co., Ltd.  (b)                                                                     93
       69,200  SAIC, Inc.  *(a)                                                                     1,214
                                                                                          ---------------
                                                                                                    1,901
                                                                                          ---------------


================================================================================
15   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               OFFICE ELECTRONICS (0.1%)
        3,400  Canon, Inc.  (a),(b)                                                       $           136
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
        1,600  Advantest Corp.  (a),(b)                                                                44
        5,200  FEI Co.  *(a)                                                                          128
        6,100  FormFactor, Inc.  *(a)                                                                 146
        8,900  MKS Instruments, Inc.  *(a)                                                            172
          600  Shinkawa Ltd.  (a),(b)                                                                  11
                                                                                          ---------------
                                                                                                      501
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
        7,300  Atheros Communications, Inc.  *(a)                                                     194
        5,500  Broadcom Corp. "A"  *(a)                                                               169
       19,500  Exar Corp.  *(a)                                                                       143
       27,800  Intel Corp.  (a)                                                                       544
        5,600  Monolithic Power Systems, Inc.  *(a)                                                   131
        1,400  Rohm Co.  (a),(b)                                                                       97
       13,600  Skyworks Solutions, Inc.  *(a)                                                         180
       29,700  Texas Instruments, Inc.  (a)                                                           704
                                                                                          ---------------
                                                                                                    2,162
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.5%)
       12,600  Ariba, Inc.  *(a)                                                                      146
          900  BMC Software, Inc.  *                                                                   34
        2,200  CA, Inc.                                                                                48
      109,700  Microsoft Corp.  (a)                                                                 2,840
       24,100  Symantec Corp.  *(a)                                                                   397
                                                                                          ---------------
                                                                                                    3,465
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (1.9%)
        3,100  Anixter International, Inc.  *(a)                                                      124
       74,200  Arrow Electronics, Inc.  *(a)                                                        2,089
       73,100  Avnet, Inc.  *(a)                                                                    1,899
       22,200  Ingram Micro, Inc. "A"  *(a)                                                           374
          600  Tech Data Corp.  *                                                                      25
                                                                                          ---------------
                                                                                                    4,511
                                                                                          ---------------
               Total Information Technology                                                        29,376
                                                                                          ---------------

               MATERIALS (4.4%)
               ----------------
               ALUMINUM (0.1%)
       20,000  Norsk Hydro ASA  *(a),(b)                                                              134
                                                                                          ---------------
               COMMODITY CHEMICALS (0.1%)
        7,000  Asahi Kasei Corp.  (a),(b)                                                              35
        4,000  Denki Kagaku Kogyo Kabushiki Kaisha  (a),(b)                                            16
        3,000  Kaneka Corp.  (a),(b)                                                                   22
        6,000  Kuraray Co.  (a),(b)                                                                    65
                                                                                          ---------------
                                                                                                      138
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
          111  Ciments Francais S.A.  (b)                                                              12
          316  Holcim Ltd.  (a),(b)                                                                    22
        1,963  Lafarge S.A.  (a),(b)                                                                  176
                                                                                          ---------------
                                                                                                      210
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.6%)
        1,994  AkzoNobel N.V.  (a),(b)                                                                124
       12,300  Ashland, Inc.  (a)                                                                     532
        5,310  BASF AG  (a),(b)                                                                       281
       12,800  Cabot Corp.  (a)                                                                       296
          700  E.I. du Pont de Nemours & Co.                                                           22
        2,400  Eastman Chemical Co.  (a)                                                              128
       15,000  Nippon Soda Co., Ltd.  (a),(b)                                                          63


================================================================================
                                                Portfolio of Investments  |   16

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        1,885  Orica Ltd.  (a),(b)                                                        $            39
                                                                                          ---------------
                                                                                                    1,485
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (1.0%)
        6,300  AMCOL International Corp.  (a)                                                         144
        4,140  Anglo American Capital plc  *(a),(b)                                                   132
        1,471  Antofagasta plc  (a),(b)                                                                18
       16,729  BHP Billiton Ltd.  (a),(b)                                                             553
        2,958  BHP Billiton plc  (a),(b)                                                               81
        5,600  Freeport-McMoRan Copper & Gold, Inc.  (a)                                              384
       12,531  Kazakhmys plc  *(a),(b)                                                                216
        8,855  Oxiana Ltd.  *(a),(b)                                                                    9
        1,768  Rio Tinto Ltd.  (a),(b)                                                                 92
        5,105  Rio Tinto plc  (a),(b)                                                                 219
       53,682  Straits Resources Ltd.  (b)                                                             77
        7,000  Sumitomo Metal Mining Co. Ltd.  (a),(b)                                                114
          507  Vedanta Resources plc  (a),(b)                                                          16
       26,904  Xstrata plc  *(a),(b)                                                                  396
                                                                                          ---------------
                                                                                                    2,451
                                                                                          ---------------
               GOLD (0.0%)
          459  Newcrest Mining Ltd.  (a),(b)                                                           13
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
          260  Air Liquide S.A.  (a),(b)                                                               30
        2,132  Linde AG  (a),(b)                                                                      231
                                                                                          ---------------
                                                                                                      261
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
        2,200  Ball Corp.                                                                             108
        3,900  Owens-Illinois, Inc.  *(a)                                                             144
        9,657  Rexam plc  (a),(b)                                                                      40
          500  Toyo Seikan Kaisha, Ltd.  (a),(b)                                                       10
                                                                                          ---------------
                                                                                                      302
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
          487  Huhtamaki Oyj  (a),(b)                                                                   6
        3,400  Rock-Tenn Co. "A"  (a)                                                                 160
                                                                                          ---------------
                                                                                                      166
                                                                                          ---------------
               PAPER PRODUCTS (0.6%)
       49,200  International Paper Co.  (a)                                                         1,094
       19,672  Svenska Cellulosa AB  (a),(b)                                                          267
                                                                                          ---------------
                                                                                                    1,361
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.1%)
       17,744  Fresnillo plc  (a),(b)                                                                 219
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.9%)
        7,500  Cytec Industries, Inc.  (a)                                                            243
        3,000  Daicel Chemical Industries, Ltd.  (b)                                                   18
        7,800  H.B. Fuller Co.  (a)                                                                   163
        3,000  JSR Corp.  (a),(b)                                                                      61
       16,300  Lubrizol Corp.  (a)                                                                  1,165
        3,500  Minerals Technologies, Inc.  (a)                                                       166
        1,700  Nitto Denko Corp.  (a),(b)                                                              52
        4,700  OM Group, Inc.  *(a)                                                                   143
        4,000  Sumitomo Seika Chemicals Co., Ltd.  (a),(b)                                             17
                                                                                          ---------------
                                                                                                    2,028
                                                                                          ---------------
               STEEL (0.6%)
        4,465  ArcelorMittal ADR  (a),(b)                                                             167
       49,320  Bluescope Steel Ltd.  (a),(b)                                                          126
        8,700  Cliffs Natural Resources, Inc.  (a)                                                    282
        2,500  Commercial Metals Co.  (a)                                                              45
       10,886  Delta plc  (a),(b)                                                                      31


================================================================================
17   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        6,400  JFE Holdings, Inc.  (a),(b)                                                $           218
       17,000  Nippon Steel Corp.  (a),(b)                                                             62
        2,961  Onesteel Ltd.  (a),(b)                                                                   8
        7,200  Reliance Steel & Aluminum Co.  (a)                                                     306
        2,200  Schnitzer Steel Industries, Inc. "A"  (a)                                              117
          507  ThyssenKrupp AG  (a),(b)                                                                17
        5,200  Yamato Kogyo Co.  (b)                                                                  145
                                                                                          ---------------
                                                                                                    1,524
                                                                                          ---------------
               Total Materials                                                                     10,292
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
       89,200  AT&T, Inc.  (a)                                                                      2,409
          412  Belgacom S.A.  (a),(b)                                                                  16
      109,296  BT Group plc  (a),(b)                                                                  227
        1,880  Deutsche Telekom AG  (a),(b)                                                            26
        1,039  Elisa Corp.  (a),(b)                                                                    21
       10,462  France Telecom S.A.  (a),(b)                                                           280
        8,568  iiNET Ltd.  (a),(b)                                                                     16
       10,227  Koninklijke (Royal) KPN N.V.  (a),(b)                                                  170
        4,300  Nippon Telegraph & Telephone Corp.  (a),(b)                                            199
        2,410  Portugal Telecom SGPS S.A.  (a),(b)                                                     26
          720  Swisscom AG  (a),(b)                                                                   258
       82,043  Telecom Italia S.p.A.  (a),(b)                                                         130
       18,011  Telefonica S.A.  (a),(b)                                                               497
       13,800  Telenor ASA  *(a),(b)                                                                  160
       23,156  Teliasonera AB  (a),(b)                                                                152
       34,379  Telstra Corp. Ltd.  (b)                                                                 99
       30,400  Verizon Communications, Inc.  (a)                                                      920
                                                                                          ---------------
                                                                                                    5,606
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
           23  KDDI Corp.  (a),(b)                                                                    130
            9  NTT DoCoMo, Inc.  (a),(b)                                                               14
        6,700  Shenandoah Telecommunications Co.  (a)                                                 120
       10,000  USA Mobility, Inc.  (a)                                                                129
      328,512  Vodafone Group plc  (a),(b)                                                            737
                                                                                          ---------------
                                                                                                    1,130
                                                                                          ---------------
               Total Telecommunication Services                                                     6,736
                                                                                          ---------------

               UTILITIES (3.8%)
               ----------------
               ELECTRIC UTILITIES (2.3%)
        8,300  Central Vermont Public Service Corp.  (a)                                              160
       17,000  Cheung Kong Infrastructure Holdings, Ltd.  (a),(b)                                      61
       10,074  E.ON AG  (a),(b)                                                                       428
       30,084  EDP-Energias de Portugal  (a),(b)                                                      138
       12,200  Empire District Electric Co.  (a)                                                      221
       64,176  Enel S.p.A.  (a),(b)                                                                   408
        3,700  Entergy Corp.  (a)                                                                     296
       30,500  Exelon Corp.  (a)                                                                    1,513
       20,000  FirstEnergy Corp.  (a)                                                                 914
        3,152  Fortum Oyj  (a),(b)                                                                     81
       20,500  Hong Kong Electric Holdings  Ltd.  (a),(b)                                             113
       12,753  Iberdrola S.A.  (a),(b)                                                                125
        6,200  Kansai Electric Power Co., Inc.  (a),(b)                                               150
       27,300  NV Energy, Inc.  (a)                                                                   316
       11,789  Public Power Corp.  *(a),(b)                                                           263
        3,587  Scottish & Southern Energy plc  (a),(b)                                                 67
                                                                                          ---------------
                                                                                                    5,254
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   18

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               GAS UTILITIES (0.2%)
          862  Enagas S.A.  (a),(b)                                                       $            18
        7,106  Gas Natural SDG S.A.  (a),(b)                                                          157
        5,400  National Fuel Gas Co.  (a)                                                             247
       11,658  Snam Rete Gas S.p.A.  (a),(b)                                                           57
        1,000  UGI Corp.  (a)                                                                          25
                                                                                          ---------------
                                                                                                      504
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
        5,200  AES Corp.  *                                                                            77
       14,000  NRG Energy, Inc.  *(a)                                                                 395
                                                                                          ---------------
                                                                                                      472
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
          850  AGL Energy Ltd.  (a),(b)                                                                10
        8,200  Dominion Resources, Inc.  (a)                                                          283
        4,029  Gaz de France S.A.  (a),(b)                                                            180
        3,500  Integrys Energy Group, Inc.  (a)                                                       126
        8,400  MDU Resources Group, Inc.  (a)                                                         175
       27,241  National Grid plc  (a),(b)                                                             264
        4,871  RWE AG  (a),(b)                                                                        436
                                                                                          ---------------
                                                                                                    1,474
                                                                                          ---------------
               WATER UTILITIES (0.5%)
       26,200  American Water Works Co., Inc.  (a)                                                    522
        7,000  Connecticut Water Service, Inc.  (a)                                                   157
       14,500  Middlesex Water Co.  (a)                                                               219
       12,099  Severn Trent plc  (a),(b)                                                              188
       23,300  Southwest Water Co.  (a)                                                               114
                                                                                          ---------------
                                                                                                    1,200
                                                                                          ---------------
               Total Utilities                                                                      8,904
                                                                                          ---------------
               Total Common Stocks (cost: $167,692)                                               190,928
                                                                                          ---------------


 PRINCIPAL
 AMOUNT
 $(000)/
 SHARES
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.1%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.0%)
          970  Volkswagen AG  (a),(b)                                                                 113
                                                                                          ---------------

               FINANCIALS (0.1%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
         $200  White Mountains Re Group, 7.51%, perpetual  (a),(d)                                    147
                                                                                          ---------------

               GOVERNMENT (0.0%)
               -----------------
               U.S. GOVERNMENT (0.0%)
        6,000  Fannie Mae, 8.25%, perpetual  *(a)                                                      10
        6,000  Freddie Mac, 8.38%, perpetual  *(a)                                                     11
                                                                                          ---------------
               Total Government                                                                        21
                                                                                          ---------------
               Total Preferred Securities (cost: $433)                                                281
                                                                                          ---------------


================================================================================
19   |  USAA Global Opportunities Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (7.2%)
       13,686  iShares MSCI EAFE Index Fund  (a)                                           $          748
      412,895  iShares MSCI Emerging Markets Index Fund  (a)                                       16,066
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $14,102)                                         16,814
                                                                                          ---------------

               HEDGE FUNDS (3.6%)
      527,677  Deutsche iGAP Investment Trust "B" , acquired 8/01/2008 - 8/07/2009; cost
               $8,750*(c),(e)                                                                       8,306
                                                                                          ---------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
        3,489  BNP Paribas Ltd. , acquired 8/06/2009; cost $0*(b)                                       8
        3,922  Fortis , acquired 10/13/2008; cost $0*(b),(c)                                           --
                                                                                          ---------------
               Total Financials                                                                         8
                                                                                          ---------------
               Total Rights (cost: $0)                                                                  8
                                                                                          ---------------

               WARRANTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               INVESTMENT BANKING & BROKERAGE (0.0%)
        1,428  Mediobanca S.p.A.  *(b)(cost:  $0)                                                      --
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $190,977)                                                                   216,337
                                                                                          ---------------


 PRINCIPAL
 AMOUNT                                                    COUPON
 (000)                                                       RATE        MATURITY
 ----------------------------------------------------------------------------------------------------------

               BONDS (3.4%)

               CORPORATE OBLIGATIONS (2.5%)

               ENERGY (0.2%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
$         200  Enbridge Energy Partners, LP (a)             8.05%        10/01/2037                   178
          200  Enterprise Products Operating, LP (a)        7.03          1/15/2068                   175
          200  TEPPCO Partners, LP (a)                      7.00          6/01/2067                   172
                                                                                          ---------------
               Total Energy                                                                           525
                                                                                          ---------------

               FINANCIALS (2.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
          200  American Capital Strategies Ltd. (a)         8.85(f)       8/01/2012                   165
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
          200  General Motors Acceptance Corp., LLC (a)     6.75         12/01/2014                   169
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   20

================================================================================


 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (0.2%)
$         200  USB Capital IX (a)                           6.19%                 -(g)      $         156
          200  Wells Fargo Capital XV (a)                   9.75                  -(g)                209
                                                                                          ---------------
                                                                                                      365
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
        1,000  StanCorp Financial Group, Inc.               6.90          6/01/2067                   672
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.8%)
          200  American International Group, Inc. (a)       8.18          5/15/2058                   121
        1,000  Genworth Financial, Inc. (a)                 6.15         11/15/2066                   647
          500  Glen Meadow (d)                              6.51          2/12/2067                   344
        1,000  ILFC E-Capital Trust II (a),(d)              6.25         12/21/2065                   515
          600  Oil Insurance Ltd. (a),(d)                   7.56                  -(g)                362
                                                                                          ---------------
                                                                                                    1,989
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
          200  JPMorgan Chase & Co. (a)                     7.90                  -(g)                193
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
          500  Webster Capital Trust IV (a)                 7.65          6/15/2037                   312
          308  Zions Bancorp (a)                            5.50         11/16/2015                   237
                                                                                          ---------------
                                                                                                      549
                                                                                          ---------------
               REITS - RETAIL (0.2%)
        1,000  New Plan Excel Realty Trust, Inc. (a)        5.13          9/15/2012                   572
                                                                                          ---------------
               Total Financials                                                                     4,674
                                                                                          ---------------

               INDUSTRIALS (0.3%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.3%)
        1,000  Textron Financial Corp. (a),(d)              6.00          2/15/2067                   666
                                                                                          ---------------
               Total Corporate Obligations(cost: $4,500)                                            5,865
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)

               FINANCIALS (0.6%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
          200  Lloyds TSB Group plc (a),(d)                 6.27                  -(g)                114
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
          500  UBS Preferred Funding Trust I (a)            8.62                  -(g)                461
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
        1,000  ING Capital Funding Trust III (a)            8.44                  -(g)                685
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
          200  Credit Agricole S.A. (a),(d)                 6.64                  -(g)                145
                                                                                          ---------------
               Total Financials                                                                     1,405
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $1,284)                                1,405
                                                                                          ---------------

               ASSET-BACKED SECURITIES (0.1%)

               FINANCIALS (0.1%)
               -----------------
               ASSET-BACKED FINANCING (0.1%)
          136  GE Equipment Midticket, LLC (a) (cost:
                    $88)                                    0.56 (f)      9/15/2017                    106
                                                                                          ---------------


================================================================================
21   |  USAA Global Opportunities Fund

================================================================================


PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE SECURITIES (0.2%)

               FINANCIALS (0.2%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
$         590  Citigroup Commercial Mortgage Trust
                    (cost:  $402)                           6.10%        12/10/2049         $         413
                                                                                          ---------------
               Total Bonds
               (cost: $6,274)                                                                       7,789
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (7.6%)

               U.S. TREASURY BILLS (0.2%)
          359  1.01%, 3/18/2010 (h),(j)                                                               359
           95  1.14%, 12/17/2009 (j)                                                                   95
                                                                                          ---------------
               Total U.S. Treasury Bills                                                              454
                                                                                          ---------------


 NUMBER OF
 SHARES
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (7.4%)
 17,288,511    State Street Institutional Liquid Reserve Fund, 0.26% (i),(k)                       17,288
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $17,742)                                                                     17,742
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $214,993)                                       $         241,868
                                                                                          ===============

 NUMBER
 OF CONTRACTS
 ----------------------------------------------------------------------------------------------------------


               PURCHASED OPTIONS (0.5%)
        6,450  Put - On iShares MSCI EAFE Index expiring December 19, 2009 at 50                      710
        1,910  Put - On iShares MSCI EAFE Index expiring October 17, 2009 at 45                         5
          630  Put - On iShares MSCI EAFE Index expiring October 17, 2009 at 49                         6
          100  Put - On iShares MSCI EAFE Index expiring October 17, 2009 at 50                         2
        2,173  Put - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at
               31                                                                                       7
          630  Put - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at
               32                                                                                       3
        1,320  Put - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at
               34                                                                                      12
           57  Put - On Russell 2000 Index expiring December 19, 2009 at 540                           72
          190  Put - On Russell 2000 Index expiring October 17, 2009 at 510                            17
          197  Put - On Russell 2000 Index expiring October 17, 2009 at 520                            23
           65  Put - On S& P 500 Index expiring December 19, 2009 at 960                              114
           40  Put - On S& P 500 Index expiring October 17, 2009 at 1,000                              21
          474  Put - On S& P 500 Index expiring October 17, 2009 at 925                                57
          422  Put - On S& P 500 Index expiring October 17, 2009 at 930                                55
           80  Put - On S& P 500 Index expiring October 17, 2009 at 950                                15
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
               (COST: $2,657)                                                          $           1,117
                                                                                          ===============


================================================================================
                                                Portfolio of Investments  |   22

================================================================================


 NUMBER                                                                                             MARKET
 OF                                                                                                  VALUE
 CONTRACTS     SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               WRITTEN OPTIONS (1.0%)
       (1,129) Call - On iShares MSCI EAFE Index expiring October 17, 2009 at 56          $           (56)
       (1,290) Call - On iShares MSCI EAFE Index expiring October 17, 2009 at 57                      (29)
         (581) Call - On iShares MSCI EAFE Index expiring October 17, 2009 at 58                       (6)
       (5,640) Call - On iShares MSCI EAFE Index expiring November 21, 2009 at 58                    (367)
       (1,000) Call - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at 38         (161)
       (1,320) Call - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at 40          (67)
       (1,173) Call - On iShares MSCI Emerging Markets Index expiring October 17, 2009 at 42          (11)
          (27) Call - On Russell 2000 Index expiring November 21, 2009 at 640                         (31)
         (190) Call - On Russell 2000 Index expiring October 17, 2009 at 600                         (315)
         (138) Call - On Russell 2000 Index expiring October 17, 2009 at 610                         (155)
          (10) Call - On Russell 2000 Index expiring October 17, 2009 at 630                           (4)
          (41) Call - On Russell 2000 Index expiring October 17, 2009 at 640                          (10)
          (65) Call - On S& P 500 Index expiring November 21, 2009 at 1,100                          (104)
         (186) Call - On S& P 500 Index expiring October 17, 2009 at 1,060                           (327)
         (113) Call - On S& P 500 Index expiring October 17, 2009 at 1,075                           (121)
         (717) Call - On S& P 500 Index expiring October 17, 2009 at 1,085                           (523)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $2,723)                                             $          (2,288)
                                                                                          ===============


================================================================================
23   |  USAA Global Opportunities Fund

================================================================================



($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                           FOR IDENTICAL      INPUTS
ASSETS                                        ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                          $       141,361 $        49,567 $             -- $      190,928
   PREFERRED SECURITIES                                11             270               --            281
   EXCHANGE-TRADED FUNDS                           16,814              --               --         16,814
   HEDGE FUNDS                                      8,306              --               --          8,306
   RIGHTS                                               8              --               --              8
   WARRANTS                                            --              --               --             --
BONDS:
   CORPORATE OBLIGATIONS                               --           5,865               --          5,865
   EURODOLLAR AND YANKEE OBLIGATIONS                   --           1,405               --          1,405
   ASSET-BACKED SECURITIES                             --             106               --            106
   COMMERCIAL MORTGAGE SECURITIES                      --             413               --            413
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                                  --             454               --            454
  MONEY MARKET FUNDS                               17,288              --               --         17,288
PURCHASED OPTIONS                                   1,117              --               --          1,117
OTHER FINANCIAL INSTRUMENTS*                           35              --               --             35
---------------------------------------------------------------------------------------------------------
Total                                     $       184,940 $        58,080 $             -- $      243,020
---------------------------------------------------------------------------------------------------------
      * Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.


                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                           FOR IDENTICAL      INPUTS
LIABILITIES                                 LIABILITIES                                            TOTAL
---------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                           $       (2,288) $            -- $             -- $       (2,288)
---------------------------------------------------------------------------------------------------------


================================================================================
                                                Portfolio of Investments  |   24

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS


September 30, 2009 (unaudited)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity


================================================================================
25   |  USAA Global Opportunities Fund

================================================================================


securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the


================================================================================
                                       Notes to Portfolio of Investments  |   26

================================================================================


measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security


================================================================================
27   |  USAA Global Opportunities Fund

================================================================================


sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.


================================================================================
                                       Notes to Portfolio of Investments  |   28

================================================================================


H. As of September 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $28,961,000 and $3,626,000, respectively, resulting in net unrealized appreciation of $25,335,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $232,339,000 at September 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.0% of net assets at September 30, 2009.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust


SPECIFIC NOTES

(a) At September 30, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b) Security was fair valued at September 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================
29   |  USAA Global Opportunities Fund

================================================================================


(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2009, was $8,306,000, which represented 3.6% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2009.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Rate represents the money market fund annualized seven-day yield at September 30, 2009.
(j) Securities with a value of $454,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2009, as shown in the following table:

                                                                                                                         UNREALIZED
                                                                                            VALUE AT                  APPRECIATION/
        TYPE OF FUTURE                    EXPIRATION       CONTRACTS    POSITION    TRADE DATE   SEPTEMBER 30, 2009  (DEPRECIATION)
        ---------------------------------------------------------------------------------------------------------------------------
        SPI 200 Index Futures            December 2009        1           Long     $   101,000        $105,000        $   4,000
        DJ Euro Stoxx 50 Index Futures   December 2009        5           Long         208,000         209,000            1,000
        S&P 500 E Mini Index Futures     December 2009        7           Long         372,000         369,000           (3,000)
        Russell 2000 Mini Index Futures  December 2009       51           Long       3,042,000       3,075,000           33,000
        Nikkei 225 Index  Futures        December 2009        3           Long         151,000         151,000                -
                                                                                       -------         -------           ------

                                                                                   $  3,874,000    $ 3,909,000        $  35,000
                                                                                    ===========      =========           ======

*       Non-income-producing security.


================================================================================
                                       Notes to Portfolio of Investments  |   30



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.